Consolidating Financial Statements (details) - Consolidating Statement of Cash Flows (Unaudited) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2017	Mar. 31, 2016
Consolidating Statement of Cash Flows
Net income	$ 617	$ 691
Net adjustments to reconcile net income to net cash provided by (used in) operating activities	158	159
Net cash provided by operating activities	775	850
Proceeds from maturities of fixed maturities	2,218	1,748
Proceeds from sales of investments, fixed maturities	188	421
Proceeds from sales of investments, equity securities	21	14
Proceeds from sales of investments, real estate investments	11	69
Proceeds from sales of investments, other investments	195	186
Purchases of investments, fixed maturities	(3,056)	(2,700)
Purchases of investments, equity securities	(22)	(12)
Purchases of investments, real estate investments	(16)	(7)
Purchases of investments, other investments	(124)	(162)
Net sales (purchases) of short-term securities	49	85
Securities transactions in course of settlement	157	291
Other investing activities	(63)	(79)
Net cash used in investing activities	(442)	(146)
Treasury stock acquired - share repurchase authorization	(225)	(550)
Treasury stock acquired - net employee share-based compensation	(61)	(59)
Dividends paid to shareholders	(190)	(180)
Issuance of common stock - employee share options	83	64
Net cash used in financing activities	(393)	(725)
Effect of exchange rate changes on cash	2	2
Net decrease in cash	(58)	(19)
Cash at beginning of year	307	380
Cash at end of period	249	361
Income taxes paid (received)	2	63
Interest paid	43	42
TPC [Member]
Consolidating Statement of Cash Flows
Net income	508	525
Net adjustments to reconcile net income to net cash provided by (used in) operating activities	112	151
Net cash provided by operating activities	620	676
Proceeds from maturities of fixed maturities	1,638	1,239
Proceeds from sales of investments, fixed maturities	88	237
Proceeds from sales of investments, equity securities	2	4
Proceeds from sales of investments, other investments	144	122
Purchases of investments, fixed maturities	(2,191)	(1,534)
Purchases of investments, equity securities	(1)	(1)
Purchases of investments, other investments	(96)	(123)
Net sales (purchases) of short-term securities	245	(152)
Securities transactions in course of settlement	102	159
Other investing activities	(70)	(78)
Net cash used in investing activities	(139)	(127)
Dividends paid to parent company	(532)	(565)
Net cash used in financing activities	(532)	(565)
Effect of exchange rate changes on cash	1	2
Net decrease in cash	(50)	(14)
Cash at beginning of year	141	225
Cash at end of period	91	211
Income taxes paid (received)	1	51
Interest paid	16	16
Other Subsidiaries [Member]
Consolidating Statement of Cash Flows
Net income	144	205
Net adjustments to reconcile net income to net cash provided by (used in) operating activities	(16)	(55)
Net cash provided by operating activities	128	150
Proceeds from maturities of fixed maturities	580	507
Proceeds from sales of investments, fixed maturities	100	183
Proceeds from sales of investments, equity securities	19	10
Proceeds from sales of investments, real estate investments	11	69
Proceeds from sales of investments, other investments	51	64
Purchases of investments, fixed maturities	(864)	(1,162)
Purchases of investments, equity securities	(20)	(10)
Purchases of investments, real estate investments	(16)	(7)
Purchases of investments, other investments	(28)	(39)
Net sales (purchases) of short-term securities	233	317
Securities transactions in course of settlement	53	131
Other investing activities	7	(1)
Net cash used in investing activities	126	62
Dividends paid to parent company	(263)	(217)
Net cash used in financing activities	(263)	(217)
Effect of exchange rate changes on cash	1
Net decrease in cash	(8)	(5)
Cash at beginning of year	164	153
Cash at end of period	156	148
Income taxes paid (received)	1	17
TRV [Member]
Consolidating Statement of Cash Flows
Net income	617	691
Net adjustments to reconcile net income to net cash provided by (used in) operating activities	205	115
Net cash provided by operating activities	822	806
Proceeds from maturities of fixed maturities		2
Proceeds from sales of investments, fixed maturities		1
Purchases of investments, fixed maturities	(1)	(4)
Purchases of investments, equity securities	(1)	(1)
Net sales (purchases) of short-term securities	(429)	(80)
Securities transactions in course of settlement	2	1
Net cash used in investing activities	(429)	(81)
Treasury stock acquired - share repurchase authorization	(225)	(550)
Treasury stock acquired - net employee share-based compensation	(61)	(59)
Dividends paid to shareholders	(190)	(180)
Issuance of common stock - employee share options	83	64
Net cash used in financing activities	(393)	(725)
Cash at beginning of year	2	2
Cash at end of period	2	2
Income taxes paid (received)		(5)
Interest paid	27	26
Eliminations [Member]
Consolidating Statement of Cash Flows
Net income	(652)	(730)
Net adjustments to reconcile net income to net cash provided by (used in) operating activities	(143)	(52)
Net cash provided by operating activities	(795)	(782)
Dividends paid to parent company	795	782
Net cash used in financing activities	$ 795	$ 782